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FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________ to ___________________

Date of Report (Date of earliest event reported) ____________________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ____________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:              0001979130

Adams Outdoor Advertising Limited Partnership

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):          0001011976

Central Index Key Number of underwriter (if applicable):            N/A

Richard Joseph Zecchino – Chief Legal Officer, 517-575-8607

Name and telephone number, including area code, of the person to contact in connection with this filing.

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 22, 2026, obtained by the securitizer, with respect to certain agreed-upon procedures performed by a third-party due diligence provider.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	June 22, 2026

AOA Management Company Limited Partnership (securitizer)

By: Top Tier II GP, LLC, its general partner

		By:	/s/ Richard Joseph Zecchino
		Name:	Richard Joseph Zecchino
		Title:	Chief Legal Officer

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EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 22, 2026.